PROVISION FOR JUDICIAL LIABILITIES	12 Months Ended
Dec. 31, 2021
PROVISION FOR JUDICIAL LIABILITIES
PROVISION FOR JUDICIAL LIABILITIES
20.	PROVISION FOR JUDICIAL LIABILITIES

The Company is involved in certain legal proceedings arising from the normal course of business, which include tax, social security, labor, civil, environment and real estate risks.

The Company classifies the risk of unfavorable decisions in the legal proceedings, based on legal advice, which reflect the estimated probable losses.

The Company’s Management believes that, based on the elements existing at the base date of these consolidated financial statements, its provision for tax, social security, civil, environment and labor risks, accounted for according to IAS 37 is enough to cover estimated losses related to its legal proceedings, as set forth below:

20.1.	Rollforward and changes in the provisions according to the nature of the proceedings for probable losses, net of judicial deposits

	December 31,
	2021
	Tax and		Civil,
	social		environment	Contingent
	security	Labor	and real estate	liabilities (1) (2)	Total
Balance provision at the beginning for the year	476,070	217,180	50,368	2,709,253	3,452,871
Payments	(21,155)	(37,368)	(49,519)		(108,042)
Write-off	(5,807)	(105,366)	(9,249)	(14,712)	(135,134)
Additions	17,718	88,777	79,245		185,740
Monetary adjustment	10,270	15,702	11,747		37,719
Balance provision	477,096	178,925	82,592	2,694,541	3,433,154
Judicial deposits	(135,590)	(45,302)	(19,650)		(200,542)
Balance provision at the end for the year	341,506	133,623	62,942	2,694,541	3,232,612
1)

Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,496,358 and civil in the amount of R$198,183, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination.

2)	Reversal due to a change in prognosis and/or settlement.

	December 31,
	2020
	Tax and		Civil,
	social		environment	Contingent
	security	Labor	and real estate	liabilities (1) (2)	Total
Balance provision at the beginning for the year	492,413	227,139	64,897	2,902,352	3,686,801
Payments	(23,162)	(43,783)	(14,618)		(81,563)
Write-off	(23,106)	(52,333)	(25,223)	(193,099)	(293,761)
Additions	20,560	64,053	17,337		101,950
Monetary adjustment	9,365	22,104	7,975		39,444
Balance provision	476,070	217,180	50,368	2,709,253	3,452,871
Judicial deposits	(135,641)	(57,780)	(3,495)		(196,916)
Balance provision at the end for the year	340,429	159,400	46,873	2,709,253	3,255,955
1)	Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,508,162 and civil in the amount of R$201,091, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combination.
2)	Reversal due to a change in prognosis and/or settlement.
20.1.1.	Tax and social security

For the year ended December 31, 2021, the Company has 50 (fifty) (51 (fifty-one) as of December 31, 2020) administrative and judicial lawsuits of a tax and social security nature in which the disputed matters related, Income Tax (“IRPJ”), Social Contribution (“CSLL”), Social Integration Program (“PIS”), Social Security Funding Contribution (“COFINS”), Social Security Contribution, Tax on Sales and Services (“ICMS”), among others whose amounts are provisioned for when the likelihood of loss is deemed probable by the Company’s external legal counsel and the Management.

20.1.2.	Labor

For the year ended December 31, 2021, the Company has 987 (nine hundred eighty-seven) (1,010 (one thousand and ten) as of December 31, 2020) labor lawsuits.

In general, labor lawsuits are related primarily to matters frequently contested by employees in agribusiness companies, such as certain wages and/or severance payments, in addition to suits filed by outsourced employees of the Company.

20.1.3.	Civil, environment and real estate

For the year ended December 31, 2021, the Company has 57 (fifty-seven) (58 (fifty-eight) as of December 31, 2020) civil, environmental and real estate lawsuits.

Civil, environment and real estate proceedings are related primarily to payment of damages, such as those resulting from contractual obligations, traffic-related injuries, possessory actions, environmental restoration obligations, claims and others.

20.2.	Contingencies with possible losses

The Company is involved in tax, civil and labor lawsuits, for which losses have been assessed as possible by Management with the support from legal counsel and therefore no provision was recorded:

	December 31,	December 31,
	2021	2020
Taxes and social security(1)	7,539,938	7,145,147
Labor	211,767	263,971
Civil and environment (1)	3,691,778	3,068,884
	11,443,483	10,478,002
1)	The amounts above do not include the fair value adjustment allocated to probable contingencies of R$2,515,486 (R$2,677,970 as of December 31, 2020), which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combination, as presented in note 20.1.1. above.

20.2.1.	Tax and social securities

For the year ended December 31, 2021, the Company has 766 (seven hundred sixty-six) (782 (seven hundred eighty-two) as of December 31, 2020) tax proceedings whose likelihood of loss is considered possible, in the total amount of R$7,539,938 (R$7,145,147 as of December 31, 2020) for which there is no provision was recorded.

The other tax and social security lawsuits refer to various taxes, such as IRPJ, CSLL, PIS, COFINS, ICMS, ISS, Withholding Income Tax ("IRRF"), PIS and COFINS, mainly due to differences in interpretation of applicable tax rules and information provided in accessory obligations.

The most relevant tax cases are set forth below:

(i)	Income tax assessment - IRPJ/CSLL - Swap of industrial and forestry assets: in December 2012, the Company received a tax assessment for the collection of income tax and social contribution, alleging unpaid tax on a capital gain in February 2007, closing of the transaction, when the Company executed an agreement with International Paper for the swap of industrial and forestry assets.

On January 19, 2016, the Tax Federal Administrative Court (“CARF - Conselho Administrativo de Recursos Fiscais”) rejected as per the casting vote of CARF’s President, the appeal filed by the Company in the administrative process. The Company was notified of the decision on May 25, 2016 and due to the impossibility of new appeal and the consequent closure of the case at the administrative level, decided to continue the discussion with the Judiciary. The Company presented judicial guarantee, which was accepted, and is now awaiting the judgement of the case. We maintain our position to not constitute provisions for contingencies, based on the Company’s and its external legal advisors’ opinion that the probability of loss on this case is possible. In the year ended  December 31, 2021 the amount is R$2,351,673 (R$2,296,032 as of December 31, 2020).

(ii)	Income tax assessment - IRPJ/CSLL - disallowance of depreciation, amortization and depletion expenses – 2010: in December 2015, we received a tax assessment requiring the payment of IRPJ and CSLL, questioning the deductibility of depreciation, amortization and depletion expenses of 2010 included by us in the calculation of income tax expense. We present administrative appeal on the legal period, judged partially valid. The decision was object of voluntary recourse, presented by us in November 2017. On October 16, 2018, the judgement was converted into a diligence, through resolution n. 1402-000723. Currently, the resolution is expected to be formalized. In the year ended December 31, 2021 the amount is R$728,567 (R$712,531 as of December 31, 2020).
(iii)	IRPJ/CSLL - partial approval: the Company requested approval to offset 1997 tax losses with amounts owed to the tax authorities. The authorities approved in March 2009, only R$83,000, which generated a difference of R$51,000. The Company is still awaiting the conclusion of the analysis of the credits discussed at the administrative level following a favorable decision of CARF in August 2019, which granted the Voluntary Appeal filed by the Company. For the remaining credit, the Company has appealed the rejection of the tax credits and obtained a partially favorable decision, and the final decision is under discussion in the judicial level. Shortly after, an appeal was filed, which was judged in session, it was determined the conversion of the done in diligence. On November 6, 2018, a decision was filed reinforcing the tax authorities’ conclusion at the first approval and our arguments. In the year ended December 31, 2021 the amount is R$106,811 (R$104,873 as of December 31, 2020).

(iv)	Tax incentive - Agency for the Development of Northeastern Brazil (“ADENE”): in 2002 the Company was granted its request by the Brazilian Federal Revenue Service (“Receita Federal do Brasil”) to benefit from reductions in corporate income tax and non-refundable surcharges calculated on operating profits (as defined) for Aracruz facilities A and B (period from 2003 to 2013) and plant C (period from 2003 to 2012), when the qualification reports for the tax reductions are approved by SUDENE.

In 2004, the Company was served an Official Notice by the liquidator of the former Superintendence for the Development of the Northeast (“SUDENE”), who reported that, the right to use the benefit previously granted is unfounded and would be cancelled. In 2005, the Brazilian Federal Revenue Service served the Company an assessment notice requiring the payment of the amounts of the tax incentive used, plus interest. After administrative discussion, the assessment notice was partially upheld and recognized the Company’s right to the tax incentive through 2003.

The Company's Management, supported by its legal counsel, believes that the decision to cancel the tax benefits is erroneous and should not prevail, either with respect to benefits already used, or with respect to benefits not used until the corresponding final periods.

The contingency is being discussed in the judicial sphere, where the final judgment of the Embargoes Execution presented by the Company is awaited. In the year ended December 31, 2021 the amount  is R$129,701 (R$127,391 as of December 31, 2020).

(v)	PIS/COFINS – Goods and services – 2009 to 2011: in December 2013, the Company was assessed by the Brazilian Federal Revenue Service demanding the collection of PIS and COFINS credits disallowed because they are not allegedly linked to its operating activities. In the first instance, the objection filed by the Company was dismissed. After the Voluntary Appeal was filed, it was partially provided in April 2016. From this decision, the National Treasury filed a Special Appeal to the Superior Chamber and the Company filed a Statement of Appeal, which are still pending judgment. The updated amount involved up to December 31, 2021 is R$169,784 (R$166,355 as of December 31, 2020).
(vi)	Offsetting - IRRF - period 2000: the Company filed a lawsuit for offsetting IRRF credits measured in the year ended December 31, 2000, with debts owed to the Brazilian Federal Revenue Service. In April 2008, the Brazilian Federal Revenue Service partially recognized the credit in favor of the Company. From this decision, the Company filed a Voluntary Appeal with CARF, which is pending judgment. In the year ended December 31, 2021 the amount is R$111,437 (R$109,903 as of December 31, 2020).
(vii)Tax assessment - Corporate Income Tax and Social Contribution: on October 5, 2020, the Company was notified about the tax assessment issued by the Brazilian Internal Revenue Service claiming the payment of Corporate Income Tax and Social Contribution, resulting from the remeasurement of profit of its subsidiary Suzano Trading Ltd in the years ended December 31, 2014, 2015 and 2016. Besides the Company, Statutory Executive Officers’ (“Officers”) from Suzano Trading were also included as co-responsible. The Company, based on the legal advisors, considered the risk of loss as possible in regard to the Company and, in reference to the Officers, also possible but with more chances of winning (possible to remote). In the year ended December 31, 2021 the amount is R$470,119 (R$454,898 as of December 31, 2020).

(viii)Tax assessment - taxation on a universal basis - year 2015: on November 3, 2020, the Company received a tax assessment for the collection of income tax and social contribution, alleging unpaid tax on calendar year 2015, due to the lack of addition, in determining taxable income and the social contribution calculation basis, of profits earned by subsidiaries abroad. The Company, based on the legal advisors, considered the risk of loss as possible. Currently, the defense presented at the administrative level is awaiting judgment. In the year ended December 31, 2021 the amount is R$149,486 (R$145,026 as of December 31, 2020).

20.2.2.	Labor

On December 31, 2021, the Company was a defendant in 1,462 (one thousand, four hundred and sixty-two) labor lawsuits, totaling R$211,767 (1,653 (one thousand, six hundred and fifty-three) labor lawsuits, totaling R$263,971 as of December 31, 2020).

The Company also has several lawsuits in which employees’ unions in the states of Bahia, Espírito Santo, Maranhão, São Paulo and Mato Grosso do Sul are included.

20.2.3.	Civil and environmental

On December 31, 2021, the Company is a defendant in approximately 205 (two hundred and five) civil, environmental and real estate lawsuits, totaled the amount of R$3,691,778 (324 (three hundred and twenty-four lawsuits totaled R$3,068,884 as of December 31, 2020).

In general, the civil and environmental proceedings in which the Company, including its subsidiaries, is a defendant are mainly related to the discussion about the competence for environmental licensing, repair of environmental damages, matters of an indemnity nature, including those arising from discussions about contractual obligations, precautionary measures, possessory actions, damage repair and revision actions, actions aimed at the recovery of credits (collection actions, monitoring, executions, credit qualifications in bankruptcy and judicial recovery), actions of interest to social movements, such as such as landless workers, quilombola communities, indigenous people and fishermen, and actions resulting from traffic accidents. The Company has a general civil liability insurance policy that aims to cover, within the limits contracted in the policy, any legal convictions, by way of damages caused to third parties (including employees).

Regarding civil matters, we are involved in 2 (two) Public Civil Claims (“Ação Civil Pública”) filed by the Federal Public Prosecution Office  requesting (i) a preliminary injunction to prohibit Company’s trucks from transporting wood in federal highways above legal weight restrictions (ii) an increase in the fine for cases of overweight and (iii) compensation for damages to property allegedly caused to federal highways, the environment and the economic order, and compensation for moral damages. One of the Claims was ruled against the Company. Suzano presented an appeal to the Court of Appeals, requesting an interim relief to stay the effects of such ruling until a final decision is reached. We are currently waiting for the ruling on the interim relief by the 1st Regional Federal Court Appeals. In 2021, both were suspended due to the decision of the STJ to evaluate the points of discussion in the form of a repetitive appeal. Still no date for judgment.

Furthermore, the Company also sued a competitor from the midwest region due to the improper and unauthorized use of a variety of eucalyptus protected by intellectual property rights (cultivar) of the merged subsidiary Fibria. The prohibition of cultivation of this biological asset by the competitor is protected by an injunction still in force. While the sentence is pending, the competitor filed an action to annul the cultivar registration, but the course of the first action was not harmed. The judgment of the case is awaited.

In November 2020, a maritime logistics provider initiated an arbitration proceeding against the Company following the early termination of the contract. The counterparty pleads the execution of a put option clause (imposing the ownership and acquisition of barges) supposedly provided for in the contract as a penalty for early termination, as well as the payment of alleged losses and damages suffered as a result of the termination. Suzano, in turn, claims that the put option is not due and, even if it were due, the put option clause is abusive in the economic relationship of the contract. The case is still in the process of submitting the formal statements of each party to the Arbitral Tribunal.

The Company is still defendant in 2 (“two”) ACPs, filed in 2015 by the Federal Public Ministry (“MPF”) and the National Institute for Colonization and Agricultural Reform (“INCRA”) against the merged subsidiary Fibria, from the State Espírito Santo and BNDES, aiming at the nullity of some property titles granted by the State to the Company in the municipalities of Conceição da Barra and São Mateus. The decisions, issued by the judge of 1st instance of the Federal Justice, declare the nullity of these titles and determine the return of these properties to the property of the State. The decisions rendered are not final and the Company has filed appropriate appeals for the reversal of this decision in the 2nd instance. It is important to highlight that the properties whose titles are discussed in the ACPs add up to a total of approximately 10,500 hectares, and of this total, according to Suzano's best information, only approximately 4,000 hectares are included in demarcation procedures initiated by INCRA in favor of quilombola communities in region. None of these demarcation procedures is finalized. Suzano is the legitimate owner of the properties under discussion and will continue to discuss the matter in court, in order to prove in court the legality of the acquisitions made at the time of acquisition.

Among the environmental lawsuits, 1 (“one”) ACPs filed by the MPF in the northeast region of Brazil stand out, challenging the jurisdiction of the state environmental agency to grant environmental licenses. The MPF alleges that the environmental licensing procedures related to our industrial plant in the state of Maranhão must be carried out by the Federal Environment Agency (“IBAMA”). The risks involved are delays in our planting schedule and the suspension of activities at the Maranhão industrial unit until a new license is issued. We believe that there are good chances of defense in this case, since IBAMA does not recognize that it has competence to execute the licensing process and there is no clear legal basis to support such jurisdiction.

In addition, we are involved in 1 (“one”) ACP filed by the MPF in the state of the negative impacts of our operation in the Baixo Parnaíba Region. The MPF claims that the occupation of these areas caused socio-environmental impacts in eastern Maranhão. Currently, the action is in the preparatory phase, with the beginning of the expert procedures. We believe in remote chances of loss in this case, since the report used to support the requests was made unilaterally and will be questioned during the expert investigation.

It should be noted that 2 (“two”) litigations that appeared in previous financial statements were closed, which are: i) ACP related to the environmental impacts allegedly caused in the city of Cubatão/SP, in which an agreement was reached with the Public Ministry of State of São Paulo (“MPSP”), pending ratification by the São Paulo Court of Justice and ii) ACP related to the licensing of eucalyptus plantations in the Urbano Santos/MA region, in which an agreement was signed by the competent federal court.

20.3.	Contingent assets
20.3.1.	Assets arising from the exclusion of VAT (ICMS) from PIS and COFINS tax basis

In judgment held on May 13, 2021, the Federal Supreme Court (“STF”) examined the amendment of judgment filed by the Federal Government, set out the understanding regarding the exclusion of VAT (ICMS) from PIS and COFINS tax basis in the Extraordinary Appeal proceeding nº 574,706, stating that:

(i)	The effects of exclusion of VAT (ICMS) from PIS and COFINS tax basis must take place after March 15, 2017, except for lawsuits and administrative requirements filled by March 15, 2017, and
(ii)	The VAT (ICMS) to be excluded from tax basis from PIS and COFINS is what is highlighted in the invoices.

With the edition of Opinion Nº. 7698/2021, the National Treasury Attorney's Office ("PGFN"), confirming the understanding of the STF, established that:

(i)	Regarding to income earned from March 16, 2017, VAT (ICMS) value highlighted in the corresponding sales invoices must not be included on tax basis of PIS and COFINS, regardless of whether legal entity has filed a lawsuit or not; and
(ii)	Regarding to income earned up to March 15, 2017, VAT (ICMS) value highlighted in the corresponding sales invoices must not be included on tax basis of PIS and COFINS, only if the legal entity has filed a lawsuit by March 15, 2017.

Over the years, the Company and its associates have filled lawsuits to recognize their rights to exclude ICMS (VAT) from the PIS and COFINS tax basis, including periods since March 1992. The lawsuits filed by the Company and its associates are in different procedural phases, with some final decision and other pending final position by the Courts. Notwithstanding, the fact that the lawsuits are in different procedural phases, the Company believes, supported by its legal counsel, that due to the final decision by the STF on the matter, the economic benefits arising from the lawsuits are practically certain and, therefore, they are no longer contingent assets, and the credits must be recorded.

Thus, in the year ended December 31, 2021, the total PIS and COFINS tax credits to be recovered recognized by the Company, following exactly the terms decided by the STF regarding the exclusion of ICMS (VAT) from the PIS and COFINS tax basis, is R$582,433, of which were recognized, R$128,115 in September 2019 and R$454,318 until December 2021. Recognition is based on the best estimate and tax documents currently available, and this amount may be subject to adjustments arising from obtaining tax documents for older periods and/or other adjustments, to the estimate that may arise in the final confirmation of the effective values of the credit.

20.3.2.	SELIC update on undue tax

In September 2021, the STF held, by a majority of votes, that the Federal Government cannot charge IRPJ and CSLL on amounts referring to the SELIC rate received due to the repetition of undue tax. Nevertheless, the aforementioned judgment has not been definitively concluded with the respective final and unappealable decision, the Company, together with its advisors, understands that, in principle, there is no possibility of reversing the understanding on the merits. In this way, the Company carried out a survey of the credits referring to IRPJ and CSLL to be recovered, and in view of the immateriality of the amounts until this moment, it understands the continuity of the survey with external advisors for the proper bookkeeping of the assets in a timely manner.